Long-Term Bank Loans	12 Months Ended
Dec. 31, 2025
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS
12.	LONG-TERM BANK LOANS

	As of December 31,
	2024	2025
Secured bank loans	$2,089	$2,124
Less: Current portion	(57)	(571)
Long-term bank loans	$2,032	$1,553

	As of December 31,
	2024	2025
Loan content
Annual interest rate	2.72%~3.38%	2.72%~3.30%
Maturity date	Due by June 2032	Due by June 2032

Taiwan Cooperative Bank loan

On June 5, 2014, HEB entered into a loan agreement with Taiwan Cooperative Bank for NTD 73,200 thousand. This loan had an 18-year term with a variable interest rate per annum. HEB started repaying the principal from June 2015. HEB suspended principal repayments under the COVID-19 emergency relief program provided by Taiwan Cooperative Bank. As of December 31, 2024, the outstanding loan was NTD 55,012 thousand ($1,677) with an interest rate of 2.72% per annum. On March 18, 2025, HEB reached an agreement with Taiwan Cooperative Bank to postpone principal repayments, and subsequently repaid NTD 200 thousand ($6) on March 28, 2025. As a result, HEB will pay only interest until principal repayments resume in April 2026. As of December 31, 2025, the outstanding loan balance was NTD 54,812 thousand ($1,747) at an interest rate of 2.72% per annum.

On August 20, 2019, HEB also entered into a new loan agreement with Taiwan Cooperative Bank for NTD 15,000 thousand. This loan had a 5-year term with a variable interest rate per annum. Similar to the above, principal repayments were suspended from 2020 through March 2023 under the COVID-19 emergency relief program. On February 19, 2024, HEB reached an agreement with Taiwan Cooperative Bank to postpone principal repayments, with interest-only payments until March 2025. As of December 31, 2024, the outstanding loan balance was NTD 12,328 thousand ($376) at an interest rate of 2.88% per annum. On March 18, 2025, HEB further agreed with Taiwan Cooperative Bank to extend the maturity date to August 20, 2026 and postpone principal repayments until February 2026. In addition, HEB repaid NTD 500 thousand ($16) on March 28, 2025. As of December 31, 2025, the outstanding loan balance was NTD 11,828 thousand ($377) at an interest rate of 2.88% per annum.

HEB provided land and buildings located in Yilan, Taiwan as collateral for these loans from Taiwan Cooperative Bank. These loans were also guaranteed by Fu-Feng Kuo, CEO of the Company, and Ju-Ting Chen, the shareholder of the Company. The carrying amount of pledged land, buildings, and building improvements was $2,817 and $2,895 as of December 31, 2024 and 2025, respectively.

In the subsequent period, HEB had repaid an aggregate amount of NTD 4,598 thousand ($147) for this loan as of April 30, 2026.

Shanghai Commercial & Savings Bank loan

On August 25, 2020, HEB entered into a loan agreement with Shanghai Commercial & Saving Bank for NTD 16,000 thousand. This loan had a 5-year term with a variable interest rate per annum. For the years ended December 31, 2023, 2024, and 2025, HEB repaid NTD 1,770 thousand ($57), NTD 1,770 thousand ($55), and NTD 1,180 thousand ($38) for this loan, respectively. HEB had fully repaid the amount as of December 31, 2025. As of December 31, 2024 and 2025, the outstanding loan was NTD 1,180 thousand ($36) and nil with an interest rate of 3.38% and nil, respectively. This loan was also guaranteed by Fu-Feng Kuo, CEO of the Company with the fixed asset located in Xinbei, Taiwan owned by Panatoz Corporation.

The future principal payments for the Group’s long-term bank loans as of December 31, 2025 were as follows:

Amount
2026	$571
2027	265
2028	273
2029	280
2030	288
Thereafter	447
Total long-term bank loans	$2,124